AQUILA THREE PEAKS HIGH INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2009
                                   (unaudited)

---------------------- -----------------------------------------------------------------------------------
      Principal
        Amount          Corporate Bonds (95.9%)                                                 Value  (a)
---------------------- -----------------------------------------------------------------------------------

                        Apparel Manufacturers (2.8%)
                       ---------------------------------------------------------------
                       Levi Strauss & Co.
 $      3,250,000      9.750%, 01/15/15                                                     $   2,795,000

                       Oxford Industries, Inc.
          350,000      8.875%, 06/01/11                                                           255,500

                       Phillips -Van Heusen Corp.
          250,000      7.250%, 02/15/11                                                           240,625
          275,000      8.125%, 05/01/13                                                           261,250

                       Warnaco, Inc.
          250,000      8.875%, 06/15/13                                                           235,000

                                                                                      --------------------
                                                                                                3,787,375
                                                                                      --------------------

                        Beverage - Wine/Spirits (3.0%)
                       ---------------------------------------------------------------
                       Constellation Brands, Inc.
      4,000,000        8.375%, 12/15/14                                                         4,020,000
                                                                                      --------------------

                        Broadcasting - Radio (0.0%)
                       ---------------------------------------------------------------
                       Salem Communications Corp.
          115,000      7.750%, 12/15/10                                                            55,200
                                                                                      --------------------

                        Cable/Satellite TV (8.3%)
                       ---------------------------------------------------------------
                       DIRECTV Holdings LLC
      6,500,000        8.375%, 03/15/13                                                         6,573,125

                       EchoStar DBS Corp.
      2,750,000        6.375%, 10/01/11                                                         2,653,750
      2,250,000        7.125%, 02/01/16                                                         2,013,750

                                                                                      --------------------
                                                                                               11,240,625
                                                                                      --------------------

                        Casino Hotels (0.1%)
                       ---------------------------------------------------------------
                       Turning Stone Resort & Casino, LLC
          175,000      9.125%, 09/15/14, (144A)                                                   106,750
                                                                                      --------------------

                        Cellular Telecommunications (5.5%)
                       ---------------------------------------------------------------
                       Cricket Communications, Inc.
      2,000,000        9.375%, 11/01/14                                                         1,905,000

                       iPCS, Inc.
      1,750,000        5.317%, 05/01/13, (Floating Rate Note)                                   1,312,500

                       MetroPCS Wireless, Inc.
      4,250,000        9.250%, 11/01/14                                                         4,122,500

                                                                                      --------------------
                                                                                                7,340,000
                                                                                      --------------------

                        Chemicals - Diversified (0.1%)
                       ---------------------------------------------------------------
                       Innophos Holdings, Inc.
          210,000      9.500%, 04/15/12, (144A)                                                   147,000
                                                                                      --------------------

                        Coal (0.9%)
                       ---------------------------------------------------------------
                       Peabody Energy Corp.
      1,250,000        6.875%, 03/15/13                                                         1,218,750
                                                                                      --------------------

                        Commercial Services (1.6%)
                       ---------------------------------------------------------------
                       DynCorp International LLC/ DIC Capital Corp.

   500,000             9.500%, 02/15/13                                                           471,250

                       Iron Mountain, Inc.
      1,750,000        7.750%, 01/15/15                                                         1,728,125

                                                                                      --------------------
                                                                                                2,199,375
                                                                                      --------------------

                        Containers - Metal/Glass (5.4%)
                       ---------------------------------------------------------------
                       Ball Corp.
      1,000,000        6.875%, 12/15/12                                                         1,010,000

                       Crown Americas Capital Corp.
      3,000,000        7.625%, 11/15/13                                                         3,011,250

                       Owens-Brockway Glass Container, Inc.
      2,250,000        8.250%, 05/15/13                                                         2,261,250
      1,000,000        6.750%, 12/01/14                                                           960,000

                                                                                      --------------------
                                                                                                7,242,500
                                                                                      --------------------

                        Dialysis Centers (1.8%)
                       ---------------------------------------------------------------
                       DaVita, Inc.
      2,500,000        6.625%, 03/15/13                                                         2,425,000
                                                                                      --------------------

                        Diverse Operations/Commercial Services (2.2%)
                       ---------------------------------------------------------------
                       Aramark Corp.
      3,250,000        8.500%, 02/01/15                                                         2,990,000
                                                                                      --------------------

                        Diversified Manufacturing Operations (0.2%)
                       ---------------------------------------------------------------
                       SPX Corp.
          250,000      7.625%, 12/15/14                                                           240,000
                                                                                      --------------------

                        Diversified Operations (0.3%)
                       ---------------------------------------------------------------
                       Kansas City Southern Railway Co.
          500,000      8.000%, 06/01/15                                                           413,750
                                                                                      --------------------

                        Electric - Generation (0.5%)
                       ---------------------------------------------------------------
                       Edison Mission Energy
          800,000      7.500%, 06/15/13                                                           632,000
                                                                                      --------------------

                        Electronic Components - Miscellaneous (2.7%)
                       ---------------------------------------------------------------
                       Celestica, Inc.
      2,250,000        7.625%, 07/01/13                                                         2,021,243

                       Flextronics International Ltd.
      1,750,000        6.500%, 05/15/13                                                         1,557,500

                                                                                      --------------------
                                                                                                3,578,743
                                                                                      --------------------

                        Electronics - Military (2.2%)
                       ---------------------------------------------------------------
                       L-3 Communications Corp.
      1,750,000        7.625%, 06/15/12                                                         1,756,563
      1,250,000        6.375%, 10/15/15                                                         1,178,125

                                                                                      --------------------
                                                                                                2,934,688
                                                                                      --------------------

                        Energy Exploration & Production (0.4%)
                       ---------------------------------------------------------------
                       Encore Acquisition Co.
          675,000      6.250%, 04/15/14                                                           526,500
                                                                                      --------------------

                        Food - Miscellaneous/Diversified (2.0%)
                       ---------------------------------------------------------------
                       Chiquita Brands International, Inc.
      1,000,000        7.500%, 11/01/14                                                           730,000

                       Del Monte Corp.
 2,000,000             8.625%, 12/15/12                                                         2,010,000

                                                                                      --------------------
                                                                                                2,740,000
                                                                                      --------------------

                        Food - Retail (3.4%)
                       ---------------------------------------------------------------
                       Albertson's, Inc.
      2,500,000        7.250%, 05/01/13                                                         2,425,000

                       Stater Brothers Holdings, Inc.
      2,250,000        8.125%, 06/15/12                                                         2,216,250

                                                                                      --------------------
                                                                                                4,641,250
                                                                                      --------------------

                        Funeral Service & Related Items (1.6%)
                       ---------------------------------------------------------------
                       Carriage Services, Inc.
          700,000      7.875%, 01/15/15                                                           574,000

                       Service Corp. International
      1,250,000        7.375%, 10/01/14                                                         1,162,500
          500,000      7.000%, 06/15/17                                                           425,000

                                                                                      --------------------
                                                                                                2,161,500
                                                                                      --------------------

                        Hospitals (1.8%)
                       ---------------------------------------------------------------
                       Vanguard Health Holding Co. II, LLC
      2,750,000        9.000%, 10/01/14                                                         2,426,875
                                                                                      --------------------

                        Hotels & Motels (0.6%)
                       ---------------------------------------------------------------
                       Gaylord Entertainment Co.
      1,250,000        8.000%, 11/15/13                                                           825,000
                                                                                      --------------------

                        Leisure & Recreation Products (0.3%)
                       ---------------------------------------------------------------
                       Leslie's Poolmart, Inc.
          500,000      7.750%, 02/01/13                                                           420,000
                                                                                      --------------------

                        Machinery - General Industry (0.2%)
                       ---------------------------------------------------------------
                       The Manitowoc Co., Inc.
          325,000      7.125%, 11/01/13                                                           227,500
                                                                                      --------------------

                        Medical - Hospitals (6.1%)
                       ---------------------------------------------------------------
                       Community Health Systems, Inc.
      3,250,000        8.875%, 07/15/15                                                         3,071,250

                       HCA, Inc.
      4,000,000        6.750%, 07/15/13                                                         2,990,000

                       Iasis Healthcare LLC
      2,250,000        8.750%, 06/15/14                                                         2,115,000

                                                                                      --------------------
                                                                                                8,176,250
                                                                                      --------------------

                        Medical Instruments (2.1%)
                       ---------------------------------------------------------------
                       Boston Scientific Corp.
      3,000,000        6.400%, 06/15/16                                                         2,790,000
                                                                                      --------------------

                        Medical - Nursing Homes (1.2%)
                       ---------------------------------------------------------------
                       Sun Healthcare Group, Inc.
      1,750,000        9.125%, 04/15/15                                                         1,636,250
                                                                                      --------------------

                        Medical Products (0.7%)
                       ---------------------------------------------------------------
                       Hanger Orthopedic Group, Inc.
      1,000,000        10.250%, 06/01/14                                                        1,000,000
                                                                                      --------------------

                        Non-Hazardous Waste Disposal (1.8%)
                       ---------------------------------------------------------------
                       Allied Waste North America, Inc.
      2,500,000        7.250%, 03/15/15                                                         2,362,500
                                                                                      --------------------

                        Office Automation & Equipment (0.4%)
                       ---------------------------------------------------------------
                       Xerox Capital Trust I

          725,000      8.000%, 02/01/27                                                           510,596
                                                                                      --------------------

                        Oil & Gas Drilling (1.3%)
                       ---------------------------------------------------------------
                       Pride International, Inc.
      1,750,000        7.375%, 07/15/14                                                         1,723,750
                                                                                      --------------------

                        Oil Company - Exploration & Production (6.7%)
                       ---------------------------------------------------------------
                       Baytex Energy Ltd.
          205,000      9.625%, 07/15/10                                                           198,850

                       Chesapeake Energy Corp.
      1,625,000        9.500%, 02/15/15                                                         1,580,313
      2,150,000        6.375%, 06/15/15                                                         1,811,375

                       Comstock Resources, Inc.
          605,000      6.875%, 03/01/12                                                           526,350

                       Forest Oil Corp.
          250,000      8.500%, 02/15/14, (144A)                                                   231,875

                       KCS Energy, Inc.
 214,000               7.125%, 04/01/12                                                           193,670

                       McMoRan Exploration Co.
          795,000      11.875%, 11/15/14                                                          548,550

                       Petrohawk Energy Corp.
      2,750,000        9.125%, 07/15/13                                                         2,640,000

                       PetroQuest Energy, Inc.
          400,000      10.375%, 05/15/12                                                          246,000

                       Whiting Petroleum Corp.
      1,300,000        7.250%, 05/01/12                                                         1,069,250

                                                                                      --------------------
                                                                                                9,046,233
                                                                                      --------------------

                        Oil-Field Services (0.1%)
                       ---------------------------------------------------------------
                       North America Energy Partners, Inc.

          275,000      8.750%, 12/01/11                                                           200,750
                                                                                      --------------------

                        Physical Therapy/Rehab Centers (2.2%)
                       ---------------------------------------------------------------
                       HealthSouth Corp.
      3,500,000        8.323%, 06/15/14, (Floating Rate Note)                                   3,010,000
                                                                                      --------------------

                        Physiological Practice Management (0.4%)
                       ---------------------------------------------------------------
                       US Oncology, Inc.
          500,000      9.000%, 08/15/12                                                           485,000
                                                                                      --------------------

                        Pipelines (0.9%)
                       ---------------------------------------------------------------
                       El Paso Corp.
      1,000,000        6.875%, 06/15/14                                                           890,718

                       Targa Resources, Inc.
          465,000      8.500%, 11/01/13                                                           288,300

                                                                                      --------------------
                                                                                                1,179,018
                                                                                      --------------------

                        Private Corrections (2.7%)
                       ---------------------------------------------------------------
                       Corrections Corporation of America
      2,250,000        7.500%, 05/01/11                                                         2,255,625
      1,500,000        6.250%, 03/15/13                                                         1,436,250

                                                                                      --------------------
                                                                                                3,691,875
                                                                                      --------------------

                        Publishing - Periodicals (0.1%)
                       ---------------------------------------------------------------
                       Nielsen Finance LLC

          125,000      11.625%, 02/01/14, (144A)                                                  112,656
                                                                                      --------------------

                        Rental- Auto/Equipment (0.4%)
                       ---------------------------------------------------------------
                       The Hertz Corp.
      1,275,000        10.500%, 01/01/16                                                          554,625
                                                                                      --------------------

                        Retail - Apparel/Shoe (0.1%)
                       ---------------------------------------------------------------
                       Hanesbrands, Inc.,
          200,000      5.697%, 12/15/14, (Floating Rate Note)                                     133,000
                                                                                      --------------------

                        Retail - Computer Equipment (0.6%)
                       ---------------------------------------------------------------
                       GSC Holdings Corp.
          750,000      8.000%, 10/01/12                                                           761,250
                                                                                      --------------------

                        Retail - Restaurants (1.3%)
                       ---------------------------------------------------------------
                       Denny's Holdings Inc.
      1,250,000        10.000%, 10/01/12                                                        1,081,250

                       NPC International, Inc.
          800,000      9.500%, 05/01/14                                                           624,000

                                                                                      --------------------
                                                                                                1,705,250
                                                                                      --------------------

                        Special Purpose Entity (0.8%)
                       ---------------------------------------------------------------
                       Global Cash Access, Inc.
          725,000      8.750%, 03/15/12                                                           594,500

                       Universal City Development Partners, LTD and UCPP Finance, Inc.
          525,000      11.750%, 04/01/10                                                          450,188

                                                                                      --------------------
                                                                                                1,044,688
                                                                                      --------------------

                        Telecom Services (2.8%)
                       ---------------------------------------------------------------
                       Qwest Corp.
          750,000      7.500%, 10/01/14                                                           682,500

                       Time Warner Telecomm Holdings, Inc.
      3,250,000        9.250%, 02/15/14                                                         3,136,250

                                                                                      --------------------
                                                                                                3,818,750
                                                                                      --------------------

                        Telephone - Integrated (13.1%)
                       ---------------------------------------------------------------
                       Cincinnati Bell, Inc.
      3,000,000        8.375%, 01/15/14                                                         2,820,000

                       Citizens Communications Co.
      2,000,000        6.250%, 01/15/13                                                         1,812,500

                       Qwest Communications International, Inc.
      5,000,000        7.500%, 02/15/14                                                         4,325,000

                       Sprint Capital Corp.
      5,000,000        7.625%, 01/30/11                                                         4,625,000

                       Sprint Nextel Corp.
      1,250,000        6.000%, 12/01/16                                                           893,750

                       Windstream Corp.
      3,250,000        8.125%, 08/01/13                                                         3,201,250

                                                                                      --------------------
                                                                                               17,677,500
                                                                                      --------------------

                        Theaters (0.7%)
                       ---------------------------------------------------------------
                       AMC Entertainment, Inc.
          500,000      8.625%, 08/15/12                                                           491,250

                       Marquee Holdings, Inc.
          700,000      9.505%, 08/15/14                                                           490,000

                       Regal Cinemas, Inc.
            15,000     9.375%, 02/01/12                                                            13,500

                                                                                      --------------------
                                                                                                  994,750
                                                                                      --------------------

                        Wireless Equipment  (1.5%)
                       ---------------------------------------------------------------
                       American Tower Corp.
      2,000,000        7.125%, 10/15/12                                                         2,010,000
                                                                                      --------------------

                       Total Investments (cost $130,548,205- note b)          95.9%            129,165,072

                       Other assets less liabilities                            4.1              5,523,679
                                                                         ----------- ----------------------
                       Net Assets                                            100.0%          $ 134,688,751
                                                                         =========== ======================

                                                                     Percent of
                       Portfolio Distribution                         Portfolio

                       Apparel Manufacturers                             2.9  %

                       Beverage - Wine/Spirits                           3.1

                       Broadcasting - Radio                               -

                       Cable/Satellite TV                                8.7

                       Casino Hotels                                     0.1

                       Cellular Telecommunications                       5.7

                       Chemicals - Diversified                           0.1

                       Coal                                              0.9

                       Commercial Services                               1.7

                       Containers-Metal/Glass                            5.6

                       Dialysis Centers                                  1.9

                       Diverse Operations/Commercial Services            2.3

                       Diversified Manufacturing Operations              0.2

                       Diversified Operations                            0.3

                       Electric - Generation                             0.5

                       Electronic Components - Miscellaneous             2.8

                       Electronics - Military                            2.3

                       Energy Exploration & Production                   0.4

                       Food - Miscellaneous/Diversified                  2.1

                       Food - Retail                                     3.6

                       Funeral Service & Related Items                   1.7

                       Hospitals                                         1.9

                       Hotels & Motels                                   0.6

                       Leisure & Recreation Products                     0.3

                       Machinery - General Industry                      0.2

                       Medical - Hospitals                               6.3

                       Medical Instruments                               2.2

                       Medical - Nursing Homes                           1.3

                       Medical Products                                  0.8

                       Non-Hazardous Waste Disposal                      1.8

                       Office Automation & Equipment                     0.4

                       Oil & Gas Drilling                                1.3

                       Oil Company - Exploration & Production            7.0

                       Oil-Field Services                                0.2

                       Physical Therapy/Rehab Centers                    2.3

                       Physiological Practice Management                 0.4

                       Pipelines                                         0.9

                       Private Corrections                               2.9

                       Publishing - Periodicals                          0.1

                       Rental - Auto/Equipment                           0.4

                       Retail - Apparel/Shoe                             0.1

                       Retail - Computer Equipment                       0.6

                       Retail - Restaurants                              1.3

                       Special Purpose Entity                            0.8

                       Telecom Services                                  3.0

                       Telephone - Integrated                           13.7

                       Theaters                                          0.8

                       Wireless Equipment                                1.5
                                                                    ------------
                                                                       100.0  %
                                                                    ============

                       See accompanying notes to financial
                                  statements.

                          NOTES TO FINANCIAL STATEMENTS
                       AQUILA THREE PEAKS HIGH INCOME FUND
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $130,548,205 amounted to $1,383,133, which consisted of aggregate gross unrealized appreciation of $3,358,710 and aggregate gross unrealized depreciation of $4,741,843.

(c) Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of March 31, 2009:

                                                            Investments in
 Valuation Inputs                                             Securities


 Level 1 - Quoted Prices                                        $       -

 Level 2 - Other Significant Observable Inputs          $      129,165,072


 Level 3 - Significant Unobservable Inputs                      $       -
                                                       ------------------------
 Total                                                  $     129,165,072
                                                       ========================